Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

September 30, 2021

Shares		Value
Investment Companies£– 100.1%
Equity Funds – 42.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	930,188	$11,032,027
Janus Henderson Asia Equity Fund - Class N Shares	257,750	3,306,935
Janus Henderson Contrarian Fund - Class N Shares	217,572	6,853,530
Janus Henderson Emerging Markets Fund - Class N Shares	854,629	10,058,987
Janus Henderson Enterprise Fund - Class N Shares	43,106	7,587,601
Janus Henderson European Focus Fund - Class N Shares	33,967	1,492,860
Janus Henderson Forty Fund - Class N Shares	104,937	6,231,144
Janus Henderson Global Equity Income Fund - Class N Shares	374,911	2,455,667
Janus Henderson Global Real Estate Fund - Class N Shares	308,914	4,559,574
Janus Henderson Global Research Fund - Class N Shares	29,951	3,264,653
Janus Henderson Global Select Fund - Class N Shares	183,084	3,595,763
Janus Henderson International Managed Volatility Fund - Class N Shares	472,571	4,437,446
Janus Henderson Overseas Fund - Class N Shares	132,236	5,743,030
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	420,909	5,707,523
Janus Henderson Triton Fund - Class N Shares	171,493	6,942,048
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	467,247	5,990,105
		89,258,893
Fixed Income Funds – 57.6%
Janus Henderson Flexible Bond Fund - Class N Shares	1,159,986	12,910,643
Janus Henderson Global Bond Fund - Class N Shares	7,102,052	70,594,396
Janus Henderson Multi-Sector Income Fund - Class N Shares	3,077,094	31,104,020
Janus Henderson Short-Term Bond Fund - Class N Shares	2,077,406	6,377,636
		120,986,695
Total Investments (total cost $186,740,710) – 100.1%		210,245,588
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(124,568)
Net Assets – 100%		$210,121,020

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/21
Investment Companies - 100.1%
Equity Funds - 42.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$12,188	$-	$(96,100)	$11,032,027
Janus Henderson Asia Equity Fund - Class N Shares	-	(3,654)	-	(358,463)	3,306,935
Janus Henderson Contrarian Fund - Class N Shares	-	350,283	-	(388,231)	6,853,530
Janus Henderson Emerging Markets Fund - Class N Shares	-	459	-	(1,142,203)	10,058,987
Janus Henderson Enterprise Fund - Class N Shares	-	248,156	-	(164,812)	7,587,601
Janus Henderson European Focus Fund - Class N Shares	-	33,582	-	(27,763)	1,492,860
Janus Henderson Forty Fund - Class N Shares	-	605,695	-	(435,457)	6,231,144
Janus Henderson Global Equity Income Fund - Class N Shares	41,674	(14,989)	-	(87,130)	2,455,667
Janus Henderson Global Real Estate Fund - Class N Shares	24,056	3,415	-	(66,121)	4,559,574
Janus Henderson Global Research Fund - Class N Shares	-	167,022	-	(180,602)	3,264,653
Janus Henderson Global Select Fund - Class N Shares	-	171,205	-	(234,500)	3,595,763
Janus Henderson International Managed Volatility Fund - Class N Shares	-	6,359	-	(47,237)	4,437,446
Janus Henderson Overseas Fund - Class N Shares	-	159,370	-	(259,858)	5,743,030
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	-	(9,986)	-	(219,819)	5,707,523
Janus Henderson Triton Fund - Class N Shares	-	412,343	-	(582,024)	6,942,048
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	189,288	-	(105,834)	5,990,105
Total Equity Funds	$65,730	$2,330,736	$-	$(4,396,154)	$89,258,893
Fixed Income Funds - 57.6%
Janus Henderson Flexible Bond Fund - Class N Shares	70,828	39,064	-	(57,132)	12,910,643
Janus Henderson Global Bond Fund - Class N Shares	261,980	(30,975)	-	(820,275)	70,594,396
Janus Henderson Multi-Sector Income Fund - Class N Shares	278,918	8,978	-	(73,694)	31,104,020
Janus Henderson Short-Term Bond Fund - Class N Shares	15,912	(7)	-	-	6,377,636
Total Fixed Income Funds	$627,638	$17,060	$-	$(951,101)	$120,986,695
Total Affiliated Investments - 100.1%	$693,368	$2,347,796	$-	$(5,347,255)	$210,245,588

(1) For securities that were affiliated for a portion of the period ended September 30, 2021, this column reflects amounts for the entire period ended September 30, 2021 and not just the period in which the security was affiliated.

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 100.1%
Equity Funds - 42.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	11,182,312	116,045	(182,418)	11,032,027
Janus Henderson Asia Equity Fund - Class N Shares	3,328,421	378,971	(38,340)	3,306,935
Janus Henderson Contrarian Fund - Class N Shares	7,865,683	75,192	(1,049,397)	6,853,530
Janus Henderson Emerging Markets Fund - Class N Shares	10,825,062	495,924	(120,255)	10,058,987
Janus Henderson Enterprise Fund - Class N Shares	8,707,405	83,282	(1,286,430)	7,587,601
Janus Henderson European Focus Fund - Class N Shares	1,615,011	16,428	(144,398)	1,492,860
Janus Henderson Forty Fund - Class N Shares	7,841,675	71,673	(1,852,442)	6,231,144
Janus Henderson Global Equity Income Fund - Class N Shares	3,629,277	71,640	(1,143,131)	2,455,667
Janus Henderson Global Real Estate Fund - Class N Shares	4,567,399	109,156	(54,275)	4,559,574
Janus Henderson Global Research Fund - Class N Shares	4,081,868	37,161	(840,796)	3,264,653
Janus Henderson Global Select Fund - Class N Shares	4,351,320	40,169	(732,431)	3,595,763
Janus Henderson International Managed Volatility Fund - Class N Shares	4,336,146	194,544	(52,366)	4,437,446
Janus Henderson Overseas Fund - Class N Shares	6,292,999	61,383	(510,864)	5,743,030
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	6,252,230	61,379	(376,281)	5,707,523
Janus Henderson Triton Fund - Class N Shares	8,620,883	77,611	(1,586,765)	6,942,048
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	6,691,386	66,525	(851,260)	5,990,105
Fixed Income Funds - 57.6%
Janus Henderson Flexible Bond Fund - Class N Shares	13,497,105	207,197	(775,591)	12,910,643
Janus Henderson Global Bond Fund - Class N Shares	69,029,718	3,229,684	(813,756)	70,594,396
Janus Henderson Multi-Sector Income Fund - Class N Shares	30,056,042	1,465,308	(352,614)	31,104,020
Janus Henderson Short-Term Bond Fund - Class N Shares	-	6,427,399	(49,756)	6,377,636

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$89,258,893	$-	$-
Fixed Income Funds	120,986,695	-	-
Total Assets	$210,245,588	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70266 11-21